Cover	Jun. 21, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2024
Entity File Number	001-40639
Entity Registrant Name	PERCEPTION CAPITAL CORP. III
Entity Central Index Key	0001853580
Entity Tax Identification Number	98-1592069
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3109 W 50th St,
Entity Address, Address Line Two	#207
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55410
City Area Code	(212)
Local Phone Number	380-5605
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	PFTAU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	PFTA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PFTAW
Security Exchange Name	NASDAQ